5. ADVANCES FROM SHAREHOLDERS/OFFICERS (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advances From Shareholdersofficers
Cash advances		$ 0	$ 15,000
Fair value of common stock pledged as collateral by shareholder (see below)		170,000	170,000
Total	$ 170,000	$ 170,000	$ 185,000